Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5. Fair Value Measurements

Our financial instruments consist of cash equivalents, accounts receivable, accounts payable, accrued expenses, deferred revenue, and our debt, which consisted of our convertible senior notes as of September 30, 2021 and our Promissory Notes as of December 31, 2020. The fair value of cash equivalents, accounts receivable, accounts payable, accrued expenses, and deferred revenue approximate their carrying value because of the short-term nature of these instruments. Refer to Note 2 — Transactions with Former Parent — Cyxtera, for the carrying amount and estimated fair value of our Promissory Notes as of December 31, 2020 and their subsequent repayment and extinguishment.

The carrying value of our Notes (as defined in Note 9), net of issuance costs was $49.7 million as of September 30, 2021. The fair value of the Notes was estimated as $49.9 million as of September 30, 2021. The fair value was estimated using a TF binomial lattice model, which considered a calibrated yield and volatility for the Notes, with a risk-adjusted yield and volatility for movements in the market over the period from the issuance of the Notes to September 30, 2021. Because our common stock is not publicly traded, a synthetic credit rating for Appgate was developed by comparing certain of our financial ratios and metrics to those of other issuers with publicly available credit ratings from Standard& Poor’s, all of which are considered Level 3 inputs in the fair value hierarchy.

Note 5. Fair Value Measurements

Our financial instruments consist of cash equivalents, accounts receivable, accounts payable, accrued expenses, deferred revenue, and our Promissory Notes. The fair value of cash equivalents, accounts receivable, accounts payable, accrued expenses, and deferred revenue approximate their carrying value because of the short-term nature of these instruments. Refer to Note 2 — Transactions with Former Parent — Cyxtera, for the carrying amount and estimated fair value of our Promissory Notes as of December 31, 2020 and 2019. Refer to Note 17 — Subsequent Events for details regarding the repayment and extinguishment of the Promissory Notes.